Deferred Revenue (Details) - Schedule of deferred revenue - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of deferred revenue [Abstract]
Color World platform subscription fees collected in advance of revenue recognition		$ 3,596,821